EARNINGS PER SHARE (EPS) (Tables)	6 Months Ended
Dec. 31, 2019
Profit per share
Schedule of earnings per share

	12/31/2019	12/31/2018
Numerator
Profit for the period (basic EPS)	4,264,504	4,229,006
Profit for the period (diluted EPS)	4,264,504	4,229,006
Denominator
Weighted average number of shares (basic EPS)	36,120,517	36,120,517
Weighted average number of shares (diluted EPS)	36,120,517	36,120,517

Basic and diluted income attributable to ordinary equity holders of the parent	0.118	0.117